Commitments and Contingencies - Operating Leases (Detail) - ft²	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Billerica, Massachusetts
Operating Leased Assets [Line Items]
Area of Real Estate Property		90,000
Lease expiration date	2022-11
Singapore
Operating Leased Assets [Line Items]
Lease expiration date	2016-07
Florida
Operating Leased Assets [Line Items]
Lease expiration date	2019-07
New York
Operating Leased Assets [Line Items]
Lease expiration date	2019-01
Billerica Massachusetts, New Location - Warehouse [Member]
Operating Leased Assets [Line Items]
Lease expiration date	2019-09
CANADA
Operating Leased Assets [Line Items]
Lease expiration date	2018-05